Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
Geographic Components of Income before Income Taxes

	Year Ended December 31,
U.S.$ millions	2025	2024
Canada	115	83
U.S.	382	335
Income before Income Taxes	497	418
Provision for Income Taxes

	Year Ended December 31,
U.S.$ millions	2025	2024
Canada
Federal	17	15
Provincial	11	11
Foreign	36	76
Income Tax Expense	64	102

Current income taxes	(16)	43
Deferred income taxes	80	59
	64	102
Reconciliation of Income Tax Expense

	Year Ended December 31,
	2025		2024
U.S.$ millions, unless otherwise noted	Amount	Percentage	Amount	Percentage
Income (loss) before Income Taxes	497		418
Canadian federal statutory income tax rate	15%		15%
Expected income tax expense (recovery)	75	15.0%	63	15.0%
Canadian provincial taxes[1]	11	2.2%	8	2.0%
Demerger rate adjustment	—	—%	1	0.3%
Other	—	—%	3	0.6%
Foreign reconciling items
Statutory tax rate difference between US and Canada	23	4.6%	20	4.8%
State and local income taxes, net of federal income tax effect	5	1.0%	5	1.1%
State tax rate increase reduction	(9)	(1.8%)	—	—%
Settlement adjustments	(29)	(5.8%)	—	—%
Demerger debt settlement	(21)	(4.2%)	—	—%
US minimum tax	8	1.6%	—	—%
Other	1	0.2%	2	0.5%
Actual Income Tax Expense	64	12.8%	102	24.3%
1.Alberta, Saskatchewan, and Manitoba provincial tax comprises the majority of Canada provincial taxes in 2025 and 2024.
Deferred Income Tax Assets and Liabilities

	As at December 31,
U.S.$ millions	2025	2024
Deferred Income Tax Assets
Tax loss and credit carryforward	60	42
Disallowed interest carryforward	73	60
Regulatory and other deferrals	8	0
Foreign currency translation - net investment hedge	—	9
Other	29	27
	170	138
Less: valuation allowance	4	40
	166	98
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, property and equipment	1,257	1,107
Equity investments	79	75
Other	3	2
	1,339	1,184
Net Deferred Income Tax Liabilities	1,173	1,086
The above deferred tax amounts have been classified on the consolidated balance sheets as follows:

	As at December 31,
U.S.$ millions	2025	2024
Deferred income tax assets	23	16
Deferred income tax liabilities	1,196	1,102
Net Deferred Income Tax Liabilities	1,173	1,086
A valuation allowance of $30 million was recorded in 2024 against Kansas state tax credits, which expired in 2025. The deferred tax asset, net of federal impact, was $30 million as it was considered more likely than not that the benefit would not be realized.
At each reporting date, the Company considers new evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. The decrease in valuation allowance is primarily a result of unrealized foreign exchange movements and the release of Kansas state tax credits discussed above.
At December 31, 2025, the Company has recognized the benefit of non-capital loss carryforwards of $65 million (2024 – $46 million) for federal and provincial purposes in Canada, which expire from 2044 to 2045. At December 31, 2025, the Company has recognized the benefit of non-capital loss carryforwards of $194 million (2024 – nil) for U.S. federal and states purposes, which have no expiry, with the exception of certain state losses which partially expire in 2045. At December 31, 2025, the Company has recognized the benefit of disallowed Canadian and U.S. interest expense of $337 million (2024 - $271 million) which may be carried forward indefinitely.
Income Tax Payments

	Year Ended December 31,
U.S.$ millions	2025	2024
Cash paid for income taxes, net of refunds
Jurisdiction
Canada:
Federal	7	1
Provincial:
Alberta	3	—
Manitoba	2	—
Saskatchewan	2	—
Foreign:
United States - federal	23	46
Other	1	2
Total	38	49
South Bow and its entities are subject to either Canadian federal and provincial income tax or U.S. federal, state, and local income tax. The Company has substantially concluded all Canadian federal and provincial income tax matters for the years through 2017. Substantially all material U.S. federal, state, and local income tax matters have been concluded for years through 2019. The Company does not anticipate material adjustments as a result of audit examinations by taxing authorities and other legislative amendments during the next 12 months that would have a material impact on its consolidated financial statements.